Intangible and Tangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible And Tangible Assets
Schedule of Intangible and Tangible Assets

Statement of changes in non-current assets for 2020

in EUR thousands	Purchase and production cost					Accumulated depreciation and amortization					Carrying amounts
	Jan. 01,2020	Currency translation	Additions	Disposals	Dec. 31, 2020	Jan. 01, 2020	Currency translation	Additions	Disposals	Dec. 31, 2020	Dec. 31, 2020	Jan. 01, 2020
Tangible assets and leases
Operating and business equipment	3,647	(46)	548	(191)	3,958	(2,492)	18	(276)	176	(2,574)	1,385	1,155
Right-of-use leasing properties	3,560	-	653	-	4,213	(505)	-	(722)	-	(1,227)	2,986	3,055
Right-of-use leasing tangible assets	1,612	-	166	-	1,778	(592)	-	(505)	-	(1,098)	681	1,020
	8,819	(46)	1,367	(191)	9,949	(3,589)	18	(1,503)	176	(4,898)	5,051	5,230

Intangible assets
Software and licenses	206	(2)	25	(1)	227	(190)	2	(14)	1	(201)	27	16
Right-of-use assets	24,474	(2,138)	-	-	22,336	(2,356)	582	(3,816)	-	(5,590)	16,746	22,118
Intangible assets under development	715	-	201	-	916	-	-	-	-	-	916	715
	25,395	(2,140)	226	(1)	23,480	(2,546)	584	(3,830)	1	(5,791)	17,689	22,849
	34,214	(2,185)	1,593	(193)	33,429	(6,135)	601	(5,333)	177	(10,689)	22,740	28,079

Statement of changes in non-current assets for 2019

in EUR thousands	Purchase and production cost						Accumulated depreciation and amortization					Carrying amounts
	Jan 01, 2019	Currency translation	Additions	Change of consolidation group	Disposals	Dec. 31, 2019	Jan. 01, 2019	Currency translation	Additions	Disposals	Dec. 31, 2019	Dec. 31, 2019	Jan. 01, 2019
Tangible assets and leases
Operating and business equipment	4,104	2	1,294	1,340	(3,093)	3,647	(3,309)	(1)	(482)	1,300	(2,492)	1,155	795
Right-of-use leasing properties	1,768	-	1,792	-	-	3,560	-	-	(505)	-	(505)	3,055	1,768
Right-of-use leasing tangible assets	567	-	1,045	-	-	1,612	-	-	(592)	-	(592)	1,020	567
	6,439	2	4,131	1,340	(3,093)	8,819	(3,309)	(1)	(1,579)	1,300	(3,589)	5,230	3,130

Intangible assets
Software and licenses	446	-	20	-	(260)	206	(427)	-	(21)	258	(190)	16	19
Right-of-use-assets	1,101	(69)	92	23,604	(254)	24,474	(1,035)	5	(1,556)	230	(2,356)	22,118	66
Intangible asset under development	267	-	448	-	-	715	-	-	-	-	-	715	267
	1,814	(69)	560	23,604	(514)	25,395	(1,462)	5	(1,577)	488	(2,546)	22,849	352
	8,253	(67)	4,691	24,944	(3,607)	34,214	(4,771)	4	(3,156)	1,788	(6,135)	28,079	3,482